Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Corporate Bonds (10.5%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.1%)
The Dow Chemical Co. 3.500%, 10/1/24	200,000	208
Westlake Chemical Corp. 4.375%, 11/15/47	200,000	197

Total		405

Communications (1.6%)
AT&T, Inc.
2.950%, 7/15/26	200,000	203
3.400%, 5/15/25	450,000	470
3.800%, 2/15/27	300,000	318
4.050%, 12/15/23	150,000	160
4.450%, 4/1/24	100,000	108
4.800%, 6/15/44	280,000	311
5.150%, 11/15/46	77,000	89
CBS Corp. 3.700%, 6/1/28	170,000	177
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 6.484%, 10/23/45	530,000	646
Comcast Corp.
4.250%, 10/15/30	1,080,000	1,229
6.500%, 11/15/35	350,000	490
Deutsche Telekom International Finance 3.600%, 1/19/27 144A	450,000	475
Verizon Communications, Inc.
2.625%, 8/15/26	125,000	127
5.012%, 8/21/54	300,000	378
Viacom, Inc.
4.250%, 9/1/23	470,000	498
4.375%, 3/15/43	90,000	93
The Walt Disney Co. 4.750%, 9/15/44 144A	150,000	195

Total		5,967

Consumer, Cyclical (0.4%)
Ford Motor Co. 4.346%, 12/8/26	120,000	120
Ford Motor Credit Co. LLC 4.389%, 1/8/26	300,000	299
General Motors Co. 5.150%, 4/1/38	650,000	656
McDonald’s Corp. 3.250%, 6/10/24	150,000	158
Walmart, Inc. 4.050%, 6/29/48	350,000	420

Total		1,653

Consumer, Non-cyclical (1.4%)
AbbVie, Inc.
2.900%, 11/6/22	5,000	5
4.450%, 5/14/46	350,000	363
Aetna, Inc. 2.750%, 11/15/22	230,000	233
Allergan Funding SCS 3.850%, 6/15/24	150,000	158

Corporate Bonds (10.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
4.550%, 3/15/35	270,000	287
Amgen, Inc. 3.625%, 5/22/24	240,000	254
Anthem, Inc. 4.650%, 1/15/43	200,000	221
Becton Dickinson and Co. 3.700%, 6/6/27	261,000	277
Bristol-Myers Squibb Co. 4.250%, 10/26/49 144A	150,000	175
Catholic Health Initiatives 2.950%, 11/1/22	100,000	102
Celgene Corp. 3.625%, 5/15/24	50,000	53
Cigna Corp. 4.900%, 12/15/48	200,000	229
CVS Health Corp.
2.750%, 12/1/22	650,000	658
4.780%, 3/25/38	180,000	198
5.050%, 3/25/48	170,000	193
Duke University Health System, Inc. 3.920%, 6/1/47	268,000	311
Express Scripts Holding Co. 4.500%, 2/25/26	80,000	87
Gilead Sciences, Inc. 3.650%, 3/1/26	200,000	214
The Kroger Co. 3.875%, 10/15/46	400,000	382
Medtronic, Inc. 3.500%, 3/15/25	36,000	39
Northwell Health, Inc. 4.260%, 11/1/47	180,000	201
Shire Acquisitions Investments Ireland Designated Activity Co. 3.200%, 9/23/26	260,000	268
Thermo Fisher Scientific, Inc. 2.950%, 9/19/26	250,000	258

Total		5,166

Energy (1.4%)
Cimarex Energy Co. 4.375%, 6/1/24	100,000	105
Enbridge, Inc.
3.500%, 6/10/24	150,000	157
3.700%, 7/15/27	200,000	211
Energy Transfer Operating LP 3.600%, 2/1/23	100,000	103
Energy Transfer Partners LP 5.300%, 4/15/47	455,000	489
Enterprise Products Operating LLC 4.850%, 3/15/44	100,000	115
Halliburton Co. 4.850%, 11/15/35	410,000	455
Hess Corp. 6.000%, 1/15/40	250,000	290
Kinder Morgan Energy Partners LP 5.300%, 9/15/20	270,000	278

Inflation Protection Portfolio

Corporate Bonds (10.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
Magellan Midstream Partners LP 5.150%, 10/15/43	150,000	177
MPLX LP
4.500%, 4/15/38	200,000	207
5.200%, 3/1/47	200,000	221
Noble Energy, Inc. 4.150%, 12/15/21	480,000	499
Petroleos Mexicanos
3.500%, 1/30/23	130,000	130
4.875%, 1/18/24	400,000	412
Plains All American Pipeline LP / PAA Finance Corp. 3.650%, 6/1/22	200,000	205
Sabine Pass Liquefaction LLC 5.625%, 3/1/25	500,000	562
Sunoco Logistics Partners Operations LP 3.450%, 1/15/23	200,000	204
Williams Partners LP
4.125%, 11/15/20	80,000	81
4.300%, 3/4/24	300,000	319

Total		5,220

Financial (3.7%)
American International Group, Inc. 4.500%, 7/16/44	250,000	278
Bank of America Corp.
3.248%, 10/21/27	1,625,000	1,689
3.300%, 1/11/23	425,000	439
4.443%, (ICE LIBOR USD 3 Month plus 1.990%), 1/20/48	450,000	537
Boston Properties LP 3.650%, 2/1/26	150,000	159
Capital One Financial Corp. 3.750%, 3/9/27	330,000	347
Citigroup, Inc.
2.350%, 8/2/21	300,000	301
3.200%, 10/21/26	665,000	687
4.050%, 7/30/22	450,000	471
4.075%, (ICE LIBOR USD 3 Month plus 1.192%), 4/23/29	300,000	328
Cooperatieve Rabobank UA 3.950%, 11/9/22	250,000	260
Credit Suisse AG 3.625%, 9/9/24	250,000	265
Discover Bank 3.450%, 7/27/26	300,000	309
Discover Financial Services 3.750%, 3/4/25	200,000	209
Essex Portfolio LP 3.625%, 8/15/22	100,000	104
The Goldman Sachs Group, Inc.
2.300%, 12/13/19	300,000	300
3.500%, 11/16/26	400,000	416
3.750%, 5/22/25	850,000	900
HSBC Holdings PLC
2.950%, 5/25/21	400,000	404
4.041%, (ICE LIBOR USD 3 Month plus 1.546%), 3/13/28	230,000	244
4.300%, 3/8/26	200,000	217
4.375%, 11/23/26	200,000	215

Corporate Bonds (10.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
Huntington Bancshares, Inc. 2.300%, 1/14/22	200,000	201
International Lease Finance Corp. 5.875%, 8/15/22	200,000	219
JPMorgan Chase & Co.
3.897%, (ICE LIBOR USD 3 Month plus 1.220%), 1/23/49	400,000	444
4.500%, 1/24/22	750,000	792
Kilroy Realty LP 3.800%, 1/15/23	120,000	125
Markel Corp. 3.500%, 11/1/27	200,000	205
Morgan Stanley
3.772%, (ICE LIBOR USD 3 Month plus 1.140%), 1/24/29	200,000	214
3.875%, 1/27/26	250,000	268
Prudential Financial, Inc. 3.935%, 12/7/49	251,000	271
US Bancorp 3.600%, 9/11/24	400,000	426
Ventas Realty LP / Ventas Capital Corp. 3.250%, 8/15/22	250,000	257
Wells Fargo & Co.
3.000%, 4/22/26	200,000	205
3.550%, 9/29/25	175,000	185
4.100%, 6/3/26	330,000	354
4.125%, 8/15/23	220,000	233
4.750%, 12/7/46	450,000	533

Total		14,011

Industrial (0.3%)
Burlington Northern Santa Fe LLC
3.000%, 4/1/25	200,000	209
3.750%, 4/1/24	200,000	214
4.950%, 9/15/41	100,000	124
Lockheed Martin Corp. 3.800%, 3/1/45	200,000	223
Union Pacific Corp. 2.750%, 4/15/23	100,000	102
Waste Management, Inc. 4.150%, 7/15/49	200,000	234

Total		1,106

Technology (0.8%)
Apple, Inc.
2.900%, 9/12/27	650,000	678
3.200%, 5/11/27	550,000	583
Dell International LLC / EMC Corp. 6.020%, 6/15/26 144A	470,000	530
Fidelity National Information Services, Inc. 3.000%, 8/15/26	200,000	206
Microsoft Corp. 3.450%, 8/8/36	400,000	442
Oracle Corp.
2.500%, 10/15/22	300,000	305
2.650%, 7/15/26	150,000	153

Total		2,897

Inflation Protection Portfolio

Corporate Bonds (10.5%)	Shares/ Par +	Value $ (000’s)
Utilities (0.8%)
AEP Transmission Co., LLC 3.750%, 12/1/47	200,000	218
American Electric Power Co., Inc. 3.200%, 11/13/27	200,000	209
Dominion Resources, Inc. 4.900%, 8/1/41	320,000	379
Duke Energy Corp. 3.150%, 8/15/27	150,000	156
Exelon Generation Co. LLC 5.600%, 6/15/42	480,000	571
FirstEnergy Corp. 4.850%, 7/15/47	300,000	356
NextEra Energy Capital Holdings, Inc. 3.550%, 5/1/27	200,000	212
Sempra Energy
3.250%, 6/15/27	250,000	257
3.800%, 2/1/38	150,000	155
Southern Co. Gas Capital Corp. 3.950%, 10/1/46	200,000	210
Southwestern Public Service Co. 3.700%, 8/15/47	250,000	272
Virginia Electric & Power Co. 3.450%, 2/15/24	50,000	52

Total		3,047

Total Corporate Bonds (Cost: $37,170)		39,472

Governments (55.0%)
Governments (55.0%)
Australian Government Inflation Linked Bond 6.922%, 8/20/20 AUD §,¥	715,000	868
Canadian Government Real Return Bond
4.250%, 12/1/21 CAD ¥	791,419	647
4.250%, 12/1/26 CAD ¥	1,559,640	1,518
US Treasury Inflation Index Bond
0.125%, 7/15/22	8,478,864	8,444
0.125%, 1/15/23	3,890,215	3,859
0.125%, 7/15/26	10,756,716	10,741
0.250%, 1/15/25 b	10,723,482	10,755
0.250%, 7/15/29 b	9,026,820	9,121
0.375%, 7/15/23	19,513,188	19,634
0.375%, 7/15/25	6,923,904	7,019
0.375%, 1/15/27	8,390,511	8,492
0.375%, 7/15/27	9,177,000	9,331
0.500%, 1/15/28	4,160,400	4,261
0.625%, 2/15/43	7,420,735	7,613
0.625%, 1/15/24 b	10,720,515	10,891
0.625%, 1/15/26	9,339,665	9,582
0.750%, 2/15/42 b	8,884,505	9,400
0.750%, 2/15/45 b	8,498,100	8,936
0.750%, 7/15/28	6,592,352	6,930
0.875%, 2/15/47	2,019,358	2,195
1.000%, 2/15/46	2,544,510	2,838
1.000%, 2/15/48	1,196,449	1,344
1.000%, 2/15/49	3,312,550	3,748
1.375%, 2/15/44 b	11,701,717	14,028
1.750%, 1/15/28	4,892,437	5,502
2.000%, 1/15/26	3,166,919	3,517
2.125%, 2/15/40	2,255,300	3,001
2.125%, 2/15/41	5,137,203	6,900
2.375%, 1/15/25	2,245,766	2,500

Governments (55.0%)	Shares/ Par +	Value $ (000’s)
Governments continued
2.375%, 1/15/27	4,357,285	5,038
2.500%, 1/15/29	3,244,316	3,923
3.625%, 4/15/28	2,379,345	3,055

Total		205,631

Total Governments (Cost: $198,728)		205,631

Municipal Bonds (0.0%)
Municipal Bonds (0.0%)
Santa Clara Valley Transportation Authority 5.876%, 4/1/32 RB	50,000	63

Total Municipal Bonds (Cost: $60)		63

Structured Products (31.4%)
Asset Backed Securities (9.9%)
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A 2.500%, 7/20/21 144A	1,595,000	1,596
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A 2.990%, 6/20/22 144A	2,000,000	2,022
Bean Creek CLO, Ltd., Series 2018-1A, Class AR
3.298%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/31 144A	1,250,000	1,237
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A 2.940%, 5/25/29 144A	320,170	323
CIFC Funding, Ltd., Series 2013-3RA, Class A1
3.759%, (ICE LIBOR USD 3 Month plus 0.980%), 4/24/31 144A	1,000,000	988
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR
3.398%, (ICE LIBOR USD 3 Month plus 1.120%), 7/20/31 144A	1,250,000	1,247
Goldentree Loan Opportunities XI, Ltd., Series 2017-11A, Class AR2
3.370%, (ICE LIBOR USD 3 Month plus 1.070%), 1/18/31 144A	2,100,000	2,093
Hertz Vehicle Financing II LP, Series 2015-1A, Class A
2.730%, 3/25/21 144A	3,950,000	3,956
Hilton Grand Vacations Trust, Series 2014- AA, Class A 1.770%, 11/25/26 144A	119,042	119
Hilton Grand Vacations Trust, Series 2017- AA, Class A 2.660%, 12/26/28 144A	1,385,994	1,389
Hilton Grand Vacations Trust, Series 2019- AA, Class B 2.540%, 7/25/33 144A	1,878,399	1,876
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3 2.830%, 3/20/23	2,400,000	2,442
KKR CLO, Ltd., Series 2018-22A, Class A
3.428%, (ICE LIBOR USD 3 Month plus 1.150%), 7/20/31 144A	1,500,000	1,494

Inflation Protection Portfolio

Structured Products (31.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Magnetite VIII, Ltd., Series 2018-8A, Class AR2
3.283%, (ICE LIBOR USD 3 Month plus 0.980%), 4/15/31 144A	1,750,000	1,742
MVW Owner Trust, Series 2015-1A, Class A 2.520%, 12/20/32 144A	249,903	250
MVW Owner Trust, Series 2016-1A, Class A 2.250%, 12/20/33 144A	209,779	208
Progress Residential Trust, Series 2019-SFR1, Class A 3.422%, 8/17/35 144A	2,100,000	2,160
Progress Residential Trust, Series 2019-SFR3, Class A 2.271%, 9/17/36 144A	1,150,000	1,137
Progress Residential Trust, Series 2019-SFR4, Class B 2.937%, 11/17/36 144A	2,400,000	2,408
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A 2.400%, 3/22/32 144A	64,932	65
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A 3.080%, 3/21/33 144A	178,428	179
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A 3.200%, 1/20/36 144A	963,255	976
Sounds Point CLO IV-R, Ltd., Series 2013-3RA, Class A
3.450%, (ICE LIBOR USD 3 Month plus 1.150%), 4/18/31 144A	1,600,000	1,590
Towd Point Mortgage Trust, Series 2016-1, Class A1 3.500%, (AFC), 2/25/55 144A	298,202	302
Towd Point Mortgage Trust, Series 2017-2, Class A1 2.750%, (AFC), 4/25/57 144A	631,804	637
Treman Park CLO, Ltd., Series 2015-1A, Class ARR
3.348%, (ICE LIBOR USD 3 Month plus 1.070%), 10/20/28 144A	1,000,000	1,001
Verizon Owner Trust, Series 2019-A, Class A1A 2.930%, 9/20/23	2,800,000	2,851
VSE VOI Mortgage LLC, Series 2017-A, Class A 2.330%, 3/20/35 144A	674,508	674

Total		36,962

Mortgage Securities (21.5%)
Agate Bay Mortgage Trust, Series 2014-3, Class A2 3.500%, (AFC), 11/25/44 144A	638,139	641
Agate Bay Mortgage Trust, Series 2015-7, Class A3 3.500%, (AFC), 10/25/45 144A	1,273,242	1,283
Agate Bay Mortgage Trust, Series 2016-1, Class A3 3.500%, (AFC), 12/25/45 144A	941,906	951
Agate Bay Mortgage Trust, Series 2016-3, Class A3 3.500%, (AFC), 8/25/46 144A	652,875	662

Structured Products (31.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B 3.490%, 4/14/33 144A	1,000,000	1,050
CD Mortgage Trust, Series 2016-CD2, Class A4 3.526%, (AFC), 11/10/49	700,000	754
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3 6.000%, 9/25/37	31,781	34
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class AM 2.926%, 8/10/49	1,000,000	1,022
Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class AM 4.426%, (AFC), 2/10/47	1,000,000	1,085
Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class AM 4.193%, (AFC), 9/10/47	850,000	908
Commercial Mortgage Pass Through Certificates, Series 2015-3BP, Class A 3.178%, 2/10/35 144A	2,500,000	2,616
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class AM 3.603%, (AFC), 3/10/48	900,000	950
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class B 4.801%, (CSTR), 2/10/49	880,000	972
Commercial Mortgage Pass Through Certificates, Series 2017-PANW, Class A 3.244%, 11/10/34 144A	850,000	886
Core Industrial Trust, Series 2015-TEXW, Class B 3.329%, 2/10/34 144A	725,000	740
Core Industrial Trust, Series 2015-WEST, Class A 3.292%, 2/10/37 144A	932,354	1,005
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10 3.500%, (AFC), 12/25/44 144A	300,000	310
Credit Suisse Mortgage Trust, Series 2017- HL1, Class A3 3.500%, (AFC), 6/25/47 144A	1,041,026	1,053
Federal Home Loan Mortgage Corp.
3.000%, 7/1/49	23,260,289	23,620
4.000%, 5/1/42	3,172,577	3,392
4.500%, 4/1/41	2,422,899	2,627
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series 2019-K088, Class A2 3.690%, 1/25/29	3,700,000	4,147
Federal National Mortgage Association 4.000%, 2/1/46	4,144,720	4,367
GS Mortgage Securities Trust, Series 2016- GS2, Class B 3.759%, (AFC), 5/10/49	750,000	795
Hudson Yards Mortgage Trust, Series 2016- 10HY, Class B 3.076%, (CSTR), 8/10/38 144A	1,175,000	1,209

Inflation Protection Portfolio

Structured Products (31.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 4.166%, 12/15/46	600,000	645
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 2.821%, 8/15/49	600,000	619
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS 3.144%, 8/15/49	675,000	696
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 2.500%, (AFC), 3/25/43 144A	534,107	533
JP Morgan Mortgage Trust, Series 2014-5, Class A1 2.982%, (AFC), 10/25/29 144A	659,424	667
JP Morgan Mortgage Trust, Series 2016-1, Class A7 3.500%, 5/25/46 144A	1,750,000	1,822
JP Morgan Mortgage Trust, Series 2017-1, Class A2 3.500%, (AFC), 1/25/47 144A	1,584,483	1,612
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B 4.341%, (AFC), 8/15/47	700,000	741
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 3.414%, 3/15/50	930,000	992
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 3.276%, 11/15/52	1,350,000	1,433
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM 3.516%, (CSTR), 7/13/29 144A	1,500,000	1,523
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C 3.560%, (CSTR), 7/13/29 144A	600,000	608
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 2.782%, 8/15/49	1,575,000	1,611
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3 4.000%, (CSTR), 3/25/57 144A	956,672	996
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1
3.645%, (ICE LIBOR USD 1 Month plus 1.500%), (AFC), 6/25/57 144A	1,040,468	1,056
Sequoia Mortgage Trust, Series 2014-3, Class A14 3.000%, (AFC), 10/25/44 144A	143,117	143
Sequoia Mortgage Trust, Series 2014-4, Class A2 3.500%, (AFC), 11/25/44 144A	145,840	147
Sequoia Mortgage Trust, Series 2017-7, Class A7 3.500%, (AFC), 10/25/47 144A	2,250,000	2,345
Sequoia Mortgage Trust, Series 2017-CH1, Class A1 4.000%, (AFC), 10/25/47 144A	925,539	949
Sequoia Mortgage Trust, Series 2018-7, Class A4 4.000%, (AFC), 9/25/48 144A	480,649	485

Structured Products (31.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Thornburg Mortgage Securities Trust, Series 2004-3, Class A
2.885%, (ICE LIBOR USD 1 Month plus 0.740%), (AFC), 9/25/44	237,568	238
UBS Commercial Mortgage Trust, Series 2018-C17, Class AS 3.203%, 9/15/52	2,700,000	2,779
Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1 5.500%, 1/25/36	23,285	23
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1 4.961%, (CSTR), 6/25/35	159,465	161
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15 4.968%, (CSTR), 6/25/35	423,501	442
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4 6.000%, 8/25/36	31,823	32
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1 4.890%, (CSTR), 1/25/38	37,121	36
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 3.500%, (AFC), 6/20/44 144A	70,187	71

Total		80,484

Total Structured Products (Cost: $115,789)		117,446

Short-Term Investments (4.9%)
Money Market Funds (4.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880%#	18,142,134	18,142

Total		18,142

Total Short-Term Investments (Cost: $18,142)		18,142

Total Investments (101.8%) (Cost: $369,889)@		380,754

Other Assets, Less Liabilities (-1.8%)		(6,861)

Net Assets (100.0%)		373,893

Inflation Protection Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Two-Year US Treasury Note Future	Long	USD	37,800	189	12/19	$40,729	$(116)	$(6)

							$(116)	$(6)

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
U.S. Consumer Price Index - 3 Month USD LIBOR	1.777%	6/24	11,000	USD	$–	$(70)	$(70)		$2
U.S. Consumer Price Index - 3 Month USD LIBOR	1.715%	6/24	7,400	USD	–	(31)	(31)		1
U.S. Consumer Price Index - 3 Month USD LIBOR	1.860%	7/24	7,500	USD	–	(92)	(92)		1
U.S. Consumer Price Index - 3 Month USD LIBOR	1.858%	8/24	12,700	USD	(1)	(153)	(154)		2
U.S. Consumer Price Index - 3 Month USD LIBOR	2.073%	8/27	3,500	USD	–	(103)	(103)		(7)
U.S. Consumer Price Index - 3 Month USD LIBOR	2.145%	11/27	5,000	USD	(1)	(190)	(191)		1

					$(2)	$(639)	$(641)	$	–p

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)						Market Value (000’s)
	Swaps	Futures	Total	Swaps		Futures		Total		Options
Total Exchange-Traded or Centrally Cleared Derivatives	$7	$–	$7		$(7)		$(6)		$(13)	$–

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services Inc	AUD	1,264	855	12/19	$16	$—	$16
Sell	Morgan Stanley Capital Services Inc	CAD	2,830	2,139	12/19	10	—	10

						$26	$—	$26

Inflation Protection Portfolio

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America NA	2.640%	2/20	2,800	$(315)	$(315)
CPURNSA	Bank of America NA	2.670%	4/22	3,000	(436)	(436)
CPURNSA	Bank of America NA	2.763%	3/23	700	(97)	(97)
CPURNSA	Bank of America NA	2.528%	8/24	2,750	(304)	(304)
CPURNSA	Bank of America NA	2.140%	7/25	2,900	(121)	(121)
CPURNSA	Bank of America NA	1.790%	8/25	1,500	(12)	(12)
CPURNSA	Bank of America NA	2.240%	4/27	3,500	(184)	(184)
CPURNSA	Bank of America NA	2.218%	4/27	2,000	(100)	(100)
CPURNSA	Bank of America NA	2.235%	4/27	2,000	(104)	(104)
CPURNSA	Bank of America NA	2.235%	5/27	5,000	(258)	(258)
CPURNSA	Barclays Bank PLC	1.710%	2/20	1,000	(3)	(3)
CPURNSA	Barclays Bank PLC	2.526%	5/23	5,500	(624)	(624)
CPURNSA	Barclays Bank PLC	2.535%	5/23	1,000	(114)	(114)
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	(164)	(164)
CPURNSA	Barclays Bank PLC	2.385%	9/24	4,000	(373)	(374)
CPURNSA	Barclays Bank PLC	2.363%	9/24	3,500	(316)	(316)
CPURNSA	Barclays Bank PLC	2.310%	9/24	1,400	(118)	(118)
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(550)	(550)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(579)	(579)
CPURNSA	Goldman Sachs International	1.870%	5/26	17,000	(43)	(44)
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	(56)	(56)
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	45	45
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	(142)	(142)
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	(153)	(154)
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	(205)	(205)

					$(5,326)	$(5,329)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$26	$45	$71	—	—	$(5,374)	$(5,374)

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the value of these securities (in thousands) was $58,407 representing 15.6% of the net assets.

¥	Foreign Bond — par value is foreign denominated
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2019, the aggregate value of these securities was $868 (in thousands), representing 0.2% of net assets.

b

Cash or securities with an aggregate value of $63,131 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2019.

#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $369,887 and the net unrealized appreciation of investments based on that cost was $4,810 which is comprised of $12,422 aggregate gross unrealized appreciation and $7,612 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

Inflation Protection Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$63	$—
Corporate Bonds	—	39,472	—
Governments	—	205,631	—
Structured Products	—	117,446	—
Short-Term Investments	18,142	—	—
Other Financial Instruments^
Forward Currency Contracts	—	26	—
Total Return Swaps	—	45	—

Total Assets:	$18,142	$362,683	$—

Liabilities:
Other Financial Instruments^
Futures	(116)	—	—
Total Return Swaps	—	(6,015)	—

Total Liabilities:	$(116)	$(6,015)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand